Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Melody Wireless Infrastructure, Inc. Four Greenwich Office Park, 1st Floor Greenwich, Connecticut 06831

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Melody Wireless Infrastructure, Inc. (the “Company”) and Guggenheim Securities, LLC (“Guggenheim” and, together with the Company, the “Specified Parties”) related to their evaluation of certain information with respect to a portfolio of tower sites and the related tenant leases in conjunction with the proposed offering of MelTel Land Funding LLC, Secured Cellular Site Revenue Notes, Series 2019-1.

The information provided to us, including the information set forth in the Statistical Data File (as defined herein), is the responsibility of the Company.  The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

Sample Selection Procedures:

On February 25, 2019, representatives of Guggenheim, on behalf of the Company, provided us with a computer-generated data file and related record layout (the “Statistical Data File”) containing data with respect to 1,231 tower sites (the “Tower Sites”) and the related 1,633 tenant leases (the “Tenant Leases”).  At your instruction, we (i) selected the twenty-five Tower Sites with the highest aggregated annual revenue as set forth on the Statistical Data File (the “Top 25 Selected Sites”) and (ii) randomly selected an additional 100 Tower Sites (the “100 Random Selected Sites”) from the remaining Tower Sites set forth on the Statistical Data File.  The Top 25 Selected Sites and the 100 Random Selected Sites are collectively and hereinafter referred to as the “Sample Sites.”

In addition, at the instruction of the Company, we selected all of the 237 Tenant Leases related to each of the Sample Sites (the “Sample Tenant Leases”).

File Review Procedures of the Sample Sites:

For each of the Sample Sites, we performed comparisons of the tower site characteristics (the “Tower Site Characteristics”) set forth on the Statistical Data File and indicated below.

Tower Site Characteristics
1. Site state 2. Product type 3. Structure type 4. Melody ground entitlement expiration*	5. Melody ground entitlement tenor*@ 6. Asset entity 7. Site BTA 8. Site BTA Rank
* For Sample Sites with a product type of “easement” or “lease purchase” set forth on or derived from the Ground Entitlement Agreement (as defined below).
@ As of December 31, 2018 (the “Cut-off Date”).

We compared Tower Site Characteristic 1. to the corresponding information set forth on or derived from the “Title Insurance Policy.”

We compared Tower Site Characteristics 2. through 4., as applicable, to the corresponding information set forth on or derived from “Ground Entitlement Agreement.”  Further, with respect to our comparison of Characteristic 4., differences of 30 days or less are deemed to be in agreement.

With respect to our comparison of Tower Site Characteristic 5., for Sample Sites with a lease term (as set forth on or derived from the Ground Entitlement Agreement) of (i) “perpetual,” we were instructed by representatives of the Company to compare a value of “99.00” to the corresponding information set forth on the Statistical Data and (ii) “not perpetual,” we recomputed the melody ground entitlement tenor as the difference between (a) the Cut-off Date and (b) the melody ground entitlement expiration (as set forth on or derived from Ground Entitlement Agreement).

Using methodologies provided to us by the Company, we compared Tower Site Characteristic 6. to the corresponding information set forth on or derived from the Ground Entitlement Agreement.

At your instruction, we accessed the “FCC Website” (https://www.fcc.gov/wireless/systems-utilities/market-area-cross-reference) on March 26, 2019 and using the “site county” (as set forth on the Title Insurance Policy,) we compared Characteristic 7.  to the corresponding information set forth on the FCC Website.

We compared Tower Site Characteristic 8. the corresponding information set forth on the “basic trade area” spreadsheet provided to us by Guggenheim, on behalf of the Company (the “Basic Trade Area Spreadsheet”).

The tower site documents described above and any other related documents used in support of the Tower Site Characteristics were provided to us by, or on behalf of, the Company and are collectively referred to hereinafter as the “Tower Site Documentation.”  We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Tower Site Documentation and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Tower Site Documentation.  In addition, we make no representations as to whether the Tower Site Documentation are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Sites.

File Review Procedures of the Sample Tenant Leases:

For each of the Sample Tenant Leases, we performed comparisons of the tenant lease characteristics (the “Tenant Lease Characteristics”) set forth on the Statistical Data File and indicated below.

Tenant Lease Characteristics
1. Obligor parent* 2. Annual revenue** 3. Lease commencement date 4. Lease current expiration date** 5. Lease final expiration date	6. Annual escalator** 7. Lease current tenor** 8. Lease tenor** 9. Investment grade*
* At your instruction, we did not perform any comparisons for Sample Tenant Leases with an obligor parent of “other” (as set forth on the Statistical Data File).
** As of the Cut-off Date.

Using methodologies provided to us by the Company, we compared Tenant Lease Characteristic 1. to the corresponding information set forth on the tenant lease agreement and any amendments (collectively, the “Tenant Lease Agreement”).

We compared Tenant Lease Characteristics 2. through 6. to the corresponding information set forth on or derived from the Tenant Lease Agreement.  At your instruction, for purposes of our comparison of Tenant Lease Characteristic 2., differences of 2.5% or less of the annual revenue indicated on the Statistical Data File were deemed to be “in agreement.”  Further, at your instruction, for purposes of each comparison of Tenant Lease Characteristics 4. and 5., differences of 30 days or less are deemed to be “in agreement.”

With respect to our comparison of Tenant Lease Characteristic 7., we recomputed the lease current tenor as the difference (expressed in months) between (a) the lease current expiration date (as set forth on or derived from the Tenant Lease Agreement) and (b) the Cut-off Date.

With respect to our comparison of Tenant Lease Characteristic 8., we recomputed the lease tenor as the difference (expressed in months) between (a) the lease final expiration date (as set forth on or derived from the Tenant Lease Agreement) and (b) the Cut-off Date.

We compared Tenant Lease Characteristic 9. the corresponding information set forth on the obligor parent investment grade spreadsheet provided to us by Guggenheim, on behalf of the Company (the “Rating Spreadsheet”).

The tenant lease documents indicated above and any other related documents provided in support of the Tenant Lease Characteristics were provided to us by, or on behalf of, the Company and are collectively referred to hereinafter as the “Tenant Lease Documentation.”  We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Tenant Lease Documentation and we make no representations concerning the accuracy or completeness of any of the information contained therein.  Further, we make no representations as to whether the Tenant Lease Documentation are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Sample Tenant Leases.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Tower Site Characteristics and Tenant Lease Characteristics set forth on the Statistical Data File were found to be in agreement, except as described in Appendix A and Appendix B for the Tower Site Characteristics and Tenant Lease Characteristics, respectively.  Supplemental information is contained on Appendix C, Appendix D and Appendix E.

******
We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Tower Sites or Tenant Leases underlying the Statistical Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Tower Sites or Tenant Leases or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information.  Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

March 28, 2019

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures
issued by Deloitte & Touche LLP dated March 28, 2019.

In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description – Tower Site Characteristics

1	Four differences in product type.
2	Thirteen differences in melody ground entitlement expiration.
3	Thirteen differences in melody ground entitlement tenor.
4	Two differences in asset entity.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures
issued by Deloitte & Touche LLP dated March 28, 2019.

In applying our agreed-upon procedures as outlined above for the Statistical Data File, we observed the following:

Exception Description Number	Exception Description – Tenant Lease Characteristics
1	Thirteen differences annual revenue.
2	Twenty-two differences in lease commencement date.
3	Twenty-seven differences in lease current expiration date.
4	Twenty-nine differences in lease final expiration date.
5	Twenty-seven differences in lease current tenor.
6	Thirty-nine differences in lease tenor.
7	Forty-five differences in annual escalator.
8	Two instances where we were not provided with the Tenant Lease Agreement.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures
issued by Deloitte & Touche LLP dated March 28, 2019

Supplemental Information Related to the Findings Set Forth on Appendix A

Exception Description Number	Sample Site number	Tower Site Characteristic	Tower Site Characteristic set forth on the Statistical Data File	Tower Site Characteristic set forth on or derived from the Tower Site Documentation

1	W0400N	Product type	Lease Purchase	Easement
1	W0530S	Product type	Fee Simple	Lease Purchase
1	W0531N	Product type	Fee Simple	Easement
1	W1795N	Product type	Lease Purchase	Easement
2	W0002N	Melody ground entitlement expiration	8/1/2112	3/27/2038
2	W0097M	Melody ground entitlement expiration	3/23/2112	Not applicable
2	W0201N	Melody ground entitlement expiration	3/1/2112	Not applicable
2	W0362P	Melody ground entitlement expiration	1/1/2035	9/1/2034
2	W0392P	Melody ground entitlement expiration	3/1/2112	Not applicable
2	W0400N	Melody ground entitlement expiration	3/22/2112	Not applicable
2	W0410N	Melody ground entitlement expiration	3/1/2112	Not applicable
2	W0427W	Melody ground entitlement expiration	3/1/2063	3/21/2048
2	W0460S	Melody ground entitlement expiration	6/1/2062	6/25/2111
2	W0515W	Melody ground entitlement expiration	3/1/2112	Not applicable
2	W0531N	Melody ground entitlement expiration	3/1/2113	3/30/2033
2	W0654N	Melody ground entitlement expiration	3/1/2112	Not applicable
2	W0660W	Melody ground entitlement expiration	3/11/2112	Not applicable
3	W0002N	Melody ground entitlement tenor	93.59	19.24
3	W0097M	Melody ground entitlement tenor	93.23	99.00
3	W0201N	Melody ground entitlement tenor	93.17	99.00
3	W0362P	Melody ground entitlement tenor	16.00	15.67
3	W0392P	Melody ground entitlement tenor	93.17	99.00
3	W0400N	Melody ground entitlement tenor	93.23	99.00
3	W0410N	Melody ground entitlement tenor	93.17	99.00
3	W0427W	Melody ground entitlement tenor	44.17	29.25
3	W0460S	Melody ground entitlement tenor	43.42	92.49
3	W0515W	Melody ground entitlement tenor	93.17	99.00
3	W0531N	Melody ground entitlement tenor	94.17	14.25
3	W0654N	Melody ground entitlement tenor	93.17	99.00
3	W0660W	Melody ground entitlement tenor	93.20	99.00
4	W0088W	Asset entity	Winthorpe Capital, LLC	Wireless Capital Partners LLC
4	W0677W	Asset entity	Valentine Capital	WCP III

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix D to Independent Accountants’ Report on Applying Agreed-Upon Procedures
issued by Deloitte & Touche LLP dated March 28, 2019

Supplemental Information Related to the Findings Set Forth on Appendix B

Exception Description Number	Sample Tenant Lease number	Tenant Lease Characteristic	Tenant Lease Characteristic set forth on the Statistical Data File	Tenant Lease Characteristic set forth on or derived from the Tenant Lease Documentation

1	R1810M-XX01	Annual revenue	$26,389.00	$24,789.00
1	R2015N-AT02	Annual revenue	$64,070.00	$61,426.00
1	R2015N-VZ01	Annual revenue	$34,218.00	$35,738.00
1	U0720M-XX2	Annual revenue	$25,282.00	$25,992.00
1	U1193W-TM1	Annual revenue	$28,126.00	$29,503.00
1	W0002N-SP01	Annual revenue	$31,146.00	$27,227.00
1	W0088W-AT01	Annual revenue	$5,805.00	$6,450.00
1	W0094N-VZ01	Annual revenue	$43,720.00	$41,755.00
1	W0094N-XX01	Annual revenue	$32,415.00	$33,387.00
1	W0201N-AT01	Annual revenue	$72,823.00	$37,233.00
1	W0410N-AT01	Annual revenue	$53,821.00	$55,442.00
1	W0427W-SP01	Annual revenue	$33,765.00	$26,940.00
1	W0531N-AT01	Annual revenue	$54,539.00	$50,757.00
2	R2332N-AT01	Lease commencement date	5/1/2009	10/1/2012
2	R2418W-AT01	Lease commencement date	2/1/2011	12/21/2010
2	U0720M-SP1	Lease commencement date	11/1/1996	4/24/1996
2	U0828N-SP1	Lease commencement date	3/30/2000	11/30/1999
2	U0930N-AT1	Lease commencement date	8/1/2007	3/17/2006
2	U0930N-VZ1	Lease commencement date	6/1/2007	1/8/1996
2	U0937N-SP1	Lease commencement date	4/25/2002	4/1/2010
2	U0937N-SP2	Lease commencement date	4/1/2010	10/25/2001
2	U0987W-SP1	Lease commencement date	3/5/1997	9/5/1996
2	U1072S-VZ1	Lease commencement date	3/1/1996	8/9/1995
2	U1177W-SP1	Lease commencement date	9/22/2001	3/22/2001
2	U1232W-SP1	Lease commencement date	5/1/2001	4/7/2000
2	W0002N-AT02	Lease commencement date	3/1/1997	3/18/1996
2	W0007W-SP01	Lease commencement date	4/23/2008	4/23/1998
2	W0088W-XX02	Lease commencement date	3/1/2009	9/8/2008
2	W0094N-TM01	Lease commencement date	12/6/1997	8/5/1997
2	W0327N-SP01	Lease commencement date	10/25/2015	10/25/2000
2	W0390N-SP01	Lease commencement date	2/1/2002	4/11/2002
2	W0460S-VZ01	Lease commencement date	12/1/2002	10/1/2002
2	W0531N-XX09	Lease commencement date	11/12/2013	1/1/2014
2	W0646N-AT01	Lease commencement date	11/1/2006	5/1/2006
2	W1795N-VZ01	Lease commencement date	10/28/1998	1/1/1999
3	R2259N-XX02	Lease current expiration date	6/30/2024	6/30/2019
3	R2332N-AT01	Lease current expiration date	10/6/2023	9/30/2022

Exception Description Number	Sample Tenant Lease number	Tenant Lease Characteristic	Tenant Lease Characteristic set forth on the Statistical Data File	Tenant Lease Characteristic set forth on or derived from the Tenant Lease Documentation
3	R2344W-TM02	Lease current expiration date	11/5/2022	6/30/2022
3	R2418W-AT01	Lease current expiration date	1/31/2021	12/20/2020
3	R2421W-TM01	Lease current expiration date	1/31/2022	11/7/2022
3	U0930N-VZ2	Lease current expiration date	1/2/2021	11/18/2020
3	U0937N-SP2	Lease current expiration date	3/31/2020	10/24/2021
3	U1646N-XX1	Lease current expiration date	7/31/2021	8/16/2020
3	U1707N-AT1	Lease current expiration date	4/26/2021	9/30/2021
3	W0088W-XX02	Lease current expiration date	2/28/2019	9/7/2023
3	W0094N-TM01	Lease current expiration date	12/5/2022	8/4/2022
3	W0097M-SP01	Lease current expiration date	5/22/2026	5/22/2021
3	W0222N-US01	Lease current expiration date	7/15/2047	7/15/2022
3	W0388W-AT01	Lease current expiration date	10/19/2017	10/19/2022
3	W0390N-SP01	Lease current expiration date	1/31/2022	4/10/2022
3	W0400N-SP01	Lease current expiration date	8/21/2025	8/21/2020
3	W0400N-XX01	Lease current expiration date	4/21/2035	4/22/2020
3	W0460S-SP01	Lease current expiration date	8/31/2020	8/31/2024
3	W0460S-VZ01	Lease current expiration date	11/30/2027	9/30/2022
3	W0531N-AT01	Lease current expiration date	10/30/2019	4/30/2022
3	W0531N-XX014	Lease current expiration date	11/30/2016	11/30/2019
3	W0531N-XX09	Lease current expiration date	11/11/2023	12/31/2023
3	W0556N-TM01	Lease current expiration date	8/31/2019	12/31/2021
3	W0556N-VZ01	Lease current expiration date	4/30/2019	4/30/2024
3	W0646N-AT01	Lease current expiration date	10/31/2021	4/30/2021
3	W0646N-SP01	Lease current expiration date	5/31/2021	12/2/2021
3	W0660W-SP01	Lease current expiration date	2/10/2029	2/10/2019
4	R2259N-XX02	Lease final expiration date	6/30/2019	6/30/2039
4	R2332N-AT01	Lease final expiration date	10/6/2033	9/30/2042
4	R2363W-XX01	Lease final expiration date	7/31/2031	7/31/2038
4	R2418W-AT01	Lease final expiration date	1/31/2036	12/20/2040
4	R2421W-TM01	Lease final expiration date	1/31/2032	11/7/2032
4	U0862M-TM1	Lease final expiration date	6/30/2020	6/30/2030
4	U0930N-TM1	Lease final expiration date	3/31/2035	3/28/2037
4	U0937N-SP1	Lease final expiration date	10/24/2025	3/31/2040
4	U0937N-SP2	Lease final expiration date	3/31/2040	10/24/2026
4	U0987W-AT1	Lease final expiration date	7/31/2062	7/31/2059
4	U1440N-AT2	Lease final expiration date	2/28/2050	2/28/2041
4	U1646N-XX1	Lease final expiration date	7/31/2036	8/16/2035
4	U1707N-AT1	Lease final expiration date	4/26/2031	9/30/2031
4	W0002N-AT02	Lease final expiration date	2/28/2037	7/31/2041
4	W0088W-AT01	Lease final expiration date	6/9/2066	6/9/2037
4	W0088W-XX02	Lease final expiration date	2/28/2034	9/7/2033
4	W0094N-TM01	Lease final expiration date	12/5/2022	8/4/2022

Exception Description Number	Sample Tenant Lease number	Tenant Lease Characteristic	Tenant Lease Characteristic set forth on the Statistical Data File	Tenant Lease Characteristic set forth on or derived from the Tenant Lease Documentation
4	W0327N-VZ01	Lease final expiration date	11/30/2019	11/30/2049
4	W0388W-AT01	Lease final expiration date	10/19/2017	10/19/2047
4	W0390N-SP01	Lease final expiration date	1/31/2022	4/10/2027
4	W0460S-VZ01	Lease final expiration date	11/30/2027	9/30/2052
4	W0531N-XX014	Lease final expiration date	11/30/2016	11/30/2019
4	W0531N-XX09	Lease final expiration date	11/11/2038	12/31/2023
4	W0556N-TM01	Lease final expiration date	11/30/2043	12/31/2041
4	W0556N-VZ01	Lease final expiration date	4/30/2029	4/30/2024
4	W0646N-AT01	Lease final expiration date	10/31/2031	4/30/2041
4	W1795N-TM01	Lease final expiration date	7/3/2021	7/2/2026
4	W1795N-VZ01	Lease final expiration date	10/28/2018	3/30/2065
4	U0930N-VZ2	Lease final expiration date	1/2/2041	11/18/2040
5	R2259N-XX02	Lease current tenor	5.5	0.5
5	R2332N-AT01	Lease current tenor	4.8	3.8
5	R2344W-TM02	Lease current tenor	3.8	3.5
5	R2418W-AT01	Lease current tenor	2.1	2.0
5	R2421W-TM01	Lease current tenor	3.1	3.9
5	U0930N-VZ2	Lease current tenor	2.0	1.9
5	U0937N-SP2	Lease current tenor	1.3	2.8
5	U1646N-XX1	Lease current tenor	2.6	1.6
5	U1707N-AT1	Lease current tenor	2.3	2.8
5	W0088W-XX02	Lease current tenor	0.2	4.7
5	W0094N-TM01	Lease current tenor	3.9	3.6
5	W0097M-SP01	Lease current tenor	7.4	2.4
5	W0222N-US01	Lease current tenor	28.5	3.5
5	W0388W-AT01	Lease current tenor	0.0	3.8
5	W0390N-SP01	Lease current tenor	3.1	3.3
5	W0400N-SP01	Lease current tenor	6.6	1.6
5	W0400N-XX01	Lease current tenor	16.3	1.3
5	W0460S-SP01	Lease current tenor	1.7	5.7
5	W0460S-VZ01	Lease current tenor	8.9	3.8
5	W0531N-AT01	Lease current tenor	0.8	3.3
5	W0531N-XX014	Lease current tenor	0.0	0.9
5	W0531N-XX09	Lease current tenor	4.9	5.0
5	W0556N-TM01	Lease current tenor	0.7	3.0
5	W0556N-VZ01	Lease current tenor	0.3	5.3
5	W0646N-AT01	Lease current tenor	2.8	2.3
5	W0646N-SP01	Lease current tenor	2.4	2.9
5	W0660W-SP01	Lease current tenor	10.1	0.1
6	R1807N-XX02	Lease tenor	35.3	104.9
6	R2259N-XX02	Lease tenor	0.5	20.5
6	R2332N-AT01	Lease tenor	14.8	23.8

Exception Description Number	Sample Tenant Lease number	Tenant Lease Characteristic	Tenant Lease Characteristic set forth on the Statistical Data File	Tenant Lease Characteristic set forth on or derived from the Tenant Lease Documentation
6	R2363W-XX01	Lease tenor	12.6	19.6
6	R2418W-AT01	Lease tenor	17.1	22.0
6	R2421W-TM01	Lease tenor	13.1	13.9
6	U0862M-TM1	Lease tenor	1.5	11.5
6	U0930N-TM1	Lease tenor	16.3	18.2
6	U0937N-SP1	Lease tenor	6.8	21.3
6	U0937N-SP2	Lease tenor	21.3	7.8
6	U0987W-AT1	Lease tenor	43.6	40.6
6	U1440N-AT2	Lease tenor	31.2	22.2
6	U1584N-AT1	Lease tenor	18.5	20.8
6	U1646N-XX1	Lease tenor	17.6	16.6
6	U1707N-AT1	Lease tenor	12.3	12.8
6	W0002N-AT02	Lease tenor	18.2	19.2
6	W0088W-AT01	Lease tenor	47.4	18.4
6	W0088W-XX02	Lease tenor	15.2	14.7
6	W0094N-TM01	Lease tenor	3.9	3.6
6	W0327N-VZ01	Lease tenor	0.9	30.9
6	W0388W-AT01	Lease tenor	0.0	28.8
6	W0390N-SP01	Lease tenor	3.1	8.3
6	W0460S-VZ01	Lease tenor	8.9	33.8
6	W0531N-XX014	Lease tenor	0.0	0.9
6	W0531N-XX09	Lease tenor	19.9	5.0
6	W0556N-TM01	Lease tenor	24.8	23.0
6	W0556N-VZ01	Lease tenor	10.3	5.3
6	W0646N-AT01	Lease tenor	12.8	22.3
6	W1795N-TM01	Lease tenor	2.5	7.5
6	W1795N-VZ01	Lease tenor	0.0	46.3
6	U0930N-VZ2	Lease tenor	22.0	21.9
6	W0531N-XX011	Lease tenor	20.0	14.25
6	W0531N-XX012	Lease tenor	18.9	14.25
6	W0531N-XX015	Lease tenor	24.6	14.25
6	W0531N-XX02	Lease tenor	20.0	14.25
6	W0531N-XX03	Lease tenor	19.7	14.25
6	W0531N-XX06	Lease tenor	20.1	14.25
6	W0531N-XX07	Lease tenor	19.7	14.25
6	W0531N-XX08	Lease tenor	16.8	14.25
7	R1807N-VZ01	Annual escalator	1.98%	2.84%
7	R1807N-XX02	Annual escalator	1.98%	0.00%
7	R1947N-AT01	Annual escalator	0.99%	3.00%
7	R2015N-SP09	Annual escalator	2.93%	3.72%
7	R2015N-TM08	Annual escalator	2.93%	2.00%
7	R2015N-VZ01	Annual escalator	2.93%	3.00%

Exception Description Number	Sample Tenant Lease number	Tenant Lease Characteristic	Tenant Lease Characteristic set forth on the Statistical Data File	Tenant Lease Characteristic set forth on or derived from the Tenant Lease Documentation
7	R2015N-XX05	Annual escalator	2.93%	1.92%
7	R2227N-SP02	Annual escalator	1.96%	3.00%
7	R2227N-VZ01	Annual escalator	1.96%	3.00%
7	R2259N-AT01	Annual escalator	1.21%	1.92%
7	R2259N-XX02	Annual escalator	1.21%	2.83%
7	R2399N-TM01	Annual escalator	1.00%	0.98%
7	R2418W-AT01	Annual escalator	3.50%	3.00%
7	R2421W-TM01	Annual escalator	1.42%	3.00%
7	U0720M-AT1	Annual escalator	2.27%	3.72%
7	U0720M-TM1	Annual escalator	2.27%	0.00%
7	U0720M-VZ1	Annual escalator	2.27%	3.71%
7	U0828N-VZ1	Annual escalator	2.93%	3.00%
7	U0828N-XX1	Annual escalator	2.93%	3.00%
7	U0862M-SP1	Annual escalator	3.55%	3.00%
7	U0862M-TM1	Annual escalator	3.55%	4.00%
7	U0930N-AT1	Annual escalator	3.12%	1.46%
7	U0930N-TM1	Annual escalator	3.12%	3.00%
7	U0930N-VZ1	Annual escalator	3.12%	0.00%
7	U0937N-SP1	Annual escalator	3.45%	2.83%
7	U0974N-SP1	Annual escalator	1.74%	2.83%
7	U0987W-AT1	Annual escalator	5.13%	5.22%
7	U1002N-TM1	Annual escalator	3.00%	2.83%
7	U1011M-VZ1	Annual escalator	2.83%	3.00%
7	U1090N-TM1	Annual escalator	3.56%	4.00%
7	U1090N-VZ1	Annual escalator	3.56%	3.00%
7	U1177W-SP1	Annual escalator	3.35%	2.90%
7	U1193W-TM1	Annual escalator	2.32%	1.90%
7	U1262N-US1	Annual escalator	3.00%	2.83%
7	U1299N-VZ1	Annual escalator	2.93%	3.00%
7	U1433M-AT1	Annual escalator	2.68%	2.83%
7	U1440N-AT2	Annual escalator	0.86%	1.46%
7	U1524W-TM1	Annual escalator	3.57%	2.83%
7	U1646N-XX1	Annual escalator	2.51%	3.00%
7	W0410N-SP01	Annual escalator	1.92%	3.00%
7	W0427W-AT01	Annual escalator	2.83%	2.90%
7	W0531N-AT01	Annual escalator	2.83%	1.40%
7	W0650N-VZ01	Annual escalator	3.00%	0.00%
7	W0650N-XX01	Annual escalator	5.00%	0.00%
7	W0662M-VZ01	Annual escalator	2.83%	3.70%

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix E to Independent Accountants’ Report on Applying Agreed-Upon Procedures
issued by Deloitte & Touche LLP dated March 28, 2019

Supplemental Information Related to the Findings Set Forth on Appendix B

In applying our agreed-upon procedures as outlined above, we were not provided the Tenant Lease Agreement for the following Samples Tenant Leases:

Exception Description Number	Sample Tenant Lease number	Tenant Lease Characteristics not verified

8	W0304W-TM01	Obligor parent, annual revenue lease commencement date, lease current expiration date, lease final expiration date, lease current tenor, current tenor, annual escalator
8	W0304W-VZ01	Obligor parent, annual revenue lease commencement date, lease current expiration date, lease final expiration date, lease current tenor, current tenor, annual escalator